Guinness Atkinson Funds
21550 Oxnard Street, Suite 850
Woodland Hills, CA 91367

May 5, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, DC 20549

Re:	Guinness Atkinson Funds
File Nos. 33-75340 and 811-08360 on behalf of Guinness Atkinson Alternative Energy Fund, Guinness Atkinson Asia Focus Fund, Guinness Atkinson Asia Pacific Dividend Builder Fund, Guinness Atkinson China & Hong Kong Fund, Guinness Atkinson Dividend Builder Fund, Guinness Atkinson Global Energy Fund, and Guinness Atkinson Global Innovators Fund, and Guinness Atkinson Renminbi Yuan & Bond Fund (collectively, the “Guinness Atkinson Funds”), each a series of the Trust

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for Guinness Atkinson Funds (the “Trust”) does not differ from that contained in Post-Effective Amendment No. 75 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on April 28, 2017.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/ Rita Dam
Rita Dam
Guinness Atkinson Funds